Subsequent events	3 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent events
8.	Subsequent Events

The Company agreed terms for refinancing of two 2013 built Eco-design MR product tankers under a sale and leaseback arrangement on April 25, 2018. The transaction is on attractive pricing and terms and, subject to completion of documentation, is expected to be completed in May 2018.